Principal alliances - Antibodies Collaboration Agreement with Regeneron Pharmaceuticals, Inc. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations			50.00%
Antibodies collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations	55.00%
Antibodies collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations	65.00%
Infraserv GmbH & Co. Höchst KG | Antibodies collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum funding of the discovery and pre-clinical development of antibodies		$ 160,000,000
Percentage of €2.8 billion cumulative development costs funded	80.00%
Percentage of €2.8 billion cumulative development costs funded by Regeneron	20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit	10.00%
Percentage of cumulative development costs reimbursed	50.00%
Period before scheduled launch date	24 months
Percentage of losses borne by Sanofi	55.00%
Contingent sales milestone receivable	$ 250,000,000